Prepaid Expenses And Other Current Assets, Net (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Prepaid Expenses And Other Current Assets, Net [Abstract]
Lent totaling	$ 1,900
Repayment of loans	1,150
Short-term loans	$ 750